Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester® Short Term Municipal Fund))	0 Months Ended
	Sep. 28, 2012
Class A
Operating Expenses:
Management Fees	0.50%
Disribution and/or Service (12b-1) Fees	0.19%
Interest and Fees from Borrowing	0.03%
Other Expenses	0.15%
Total Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.87%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.87%
Class C
Operating Expenses:
Management Fees	0.50%
Disribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowing	0.03%
Other Expenses	0.28%
Total Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.81%
Fee Waiver and/or Expense Reimbursement	(0.19%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.62%
Class Y
Operating Expenses:
Management Fees	0.50%
Disribution and/or Service (12b-1) Fees	none
Interest and Fees from Borrowing	0.03%
Other Expenses	0.17%
Total Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.70%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.63%

[1]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 0.85% for Class A shares, 1.60% for Class C shares, and 0.60% for Class Y shares as calculated on the daily net assets of the Fund. This expense limitation may not be amended or withdrawn until one year from the date of this prospectus.